GLWB Rate Sheet Prospectus Supplement dated May 15, 2026
to the Prospectus dated April 30, 2026
THRIVENT RETIREMENT CHOICE VARIABLE ANNUITY
THRIVENT VARIABLE ANNUITY ACCOUNT I
For all states except New York
This GLWB Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus and should be read and kept with your prospectus. To obtain an additional copy of the current prospectus, please contact our Service Center at 1-800-847-4836.
This GLWB Rate Sheet Prospectus Supplement (“GLWB Rate Sheet”) applies if you elect the Thrivent Income Builder Rider. The optional Thrivent Income Builder Rider is a Guaranteed Lifetime Withdrawal Benefit (“GLWB”). You can find the current GLWB Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy.
This GLWB Rate Sheet provides the current GLWB Rider Charge, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, GLWB Withdrawal Percentages, and the current GLWB investment restrictions.
This GLWB Rate Sheet has no specified end date, but it can be superseded at any time. Any new GLWB Rate Sheet will be available a minimum of 10 business days prior to its effective date. For complete information about the optional benefit referenced in this GLWB Rate Sheet Prospectus Supplement, please see the applicable subsection titled “Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider” section in the full Prospectus.
For applications signed on or after June 1, 2026,
where the specified premium arrives in good order within 90 days of the sign date, the following applies:
The Thrivent Income Builder (GLWB) Rider Charge will be deducted quarterly from the subaccounts of the Variable Account on a pro rata basis according to the ratio of each subaccount of the Variable Account to the Accumulated Value of the Variable Account. The charge will be deducted quarterly from the Fixed Account only if the variable subaccounts are depleted.
Annual Contract Expenses	Current
Thrivent Income Builder (GLWB) Rider Charge	1.45%
Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base (in California, $10,000,000)	$30,000,000
GLWB Credit Percentage	7%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	100%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%

The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change.
GLWB Withdrawal Percentages
Contract Age	Single	Joint
50-59	4.00%	3.50%
60-64	4.75%	4.25%
65-69	6.00%	5.50%
70-74	6.25%	5.75%
75+	6.50%	6.00%
When you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted as follows. There are currently two options: the Asset Allocation Option and the Custom Option. Please see Appendix B in the prospectus for a list of the available Subaccounts in each option. We may change these options and available Subaccounts upon Notice.
Choose Between These Investment Options

Asset Allocation Option
Allocation Options	Required Allocation Percentages
Asset Allocation Portfolios	100%

Custom Option
Allocation Options	Required Allocation Percentages
Group 1	0-10%
Group 2	20-90%
Group 3	0-70%
Group 4	0-40%
Group 5	0-10%
Please include this GLWB Rate Sheet with your prospectus
32066A R5-26

GLWB Rate Sheet Prospectus Supplement dated May 15, 2026
to the Prospectus dated April 30, 2026
THRIVENT RETIREMENT CHOICE VARIABLE ANNUITY
THRIVENT VARIABLE ANNUITY ACCOUNT I
For New York sales only
This GLWB Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus and should be read and kept with your prospectus. To obtain an additional copy of the current prospectus, please contact our Service Center at 1-800-847-4836.
This GLWB Rate Sheet Prospectus Supplement (“GLWB Rate Sheet”) applies if you elect the Thrivent Income Builder Rider. The optional Thrivent Income Builder Rider is a Guaranteed Lifetime Withdrawal Benefit (“GLWB”). You can find the current GLWB Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy.
This GLWB Rate Sheet provides the current GLWB Rider Charge, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, GLWB Withdrawal Percentage, and the current GLWB investment restrictions.
This GLWB Rate Sheet has no specified end date, but it can be superseded at any time. Any new GLWB Rate Sheet will be available a minimum of 10 business days prior to its effective date. For complete information about the optional benefit referenced in this GLWB Rate Sheet Prospectus Supplement, please see the applicable subsection titled “Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider” section in the full Prospectus.
For applications signed on or after June 1, 2026,
where the specified premium arrives in good order within 90 days of the sign date, the following applies:
The Thrivent Income Builder (GLWB) Rider Charge will be deducted from the subaccounts of the Variable Account on a pro rata basis according to the ratio of each subaccount of the Variable Account to the Accumulated Value of the Variable Account. The charge will not be deducted from the Fixed Account if the variable subaccounts are depleted.
Annual Contract Expenses	Current
Thrivent Income Builder (GLWB) Rider Charge	1.45%
Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base	$30,000,000
GLWB Credit Percentage	7%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	100%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%

The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change.
GLWB Withdrawal Percentages
Contract Age	Single	Joint
50-59	3.50%	3.00%
60-64	4.25%	3.75%
65-69	5.00%	4.50%
70-74	5.50%	5.00%
75-79	6.00%	5.50%
80-84	6.55%	6.05%
85-89	7.25%	6.75%
90-94	8.15%	7.65%
95+	9.30%	8.80%
When you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted as follows. There are currently two options: the Asset Allocation Option and the Custom Option. Please see Appendix B in the prospectus for a list of the available Subaccounts in each option. We may change these options and available Subaccounts upon Notice.
Choose Between These Investment Options

Asset Allocation Option
Allocation Options	Required Allocation Percentages
Asset Allocation Portfolios	100%

Custom Option
Allocation Options	Required Allocation Percentages
Group 1	0-10%
Group 2	20-90%
Group 3	0-70%
Group 4	0-40%
Group 5	0-10%
Please include this GLWB Rate Sheet with your prospectus
32066A-NY R5-26